Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of certain information related to the lease costs
The table below presents certain information related to the Company’s lease costs:

	Year Ended December 31,
	2021	2020
Operating lease expense	$839	$2,217
Finance lease expense	—	16
Interest expense on finance lease liabilities	—	1
Short-term lease expense	—	14

Total lease cost	$839	$2,248

Summary of right of use assets and lease liabilities for operating leases
Right of use assets and lease liabilities for operating leases were recorded in the consolidated balance sheets as follows:

	December 31,
	2021	2020
Assets:
Right-of-use assets, net	$842	$2,102

Total lease assets	$842	$2,102

Liabilities:
Current liabilities:
Operating lease liabilities, current	$639	$1,222
Non-current liabilities:
Operating lease liabilities, net of current portion	326	$1,094

Total lease liability	$965	$2,316

Summary of Supplemental cash flow information related to leases
Supplemental cash flow information related to the Company’s leases was as follows:

	Year Ended December 31,
	2021	2020
Operating cash flows from operating leases	$928	$2,346
Operating cash flows from finance leases	—	1
Financing cash flows from finance leases	—	18
Lease liabilities arising from obtaining right-of-use assets	—	4,445

Summary of future minimum lease payments required under operating leases
As of December 31, 2021, future minimum lease payments required under operating leases are as follows:

2022	$675
2023	210
2024	129
2025	1

Total minimum lease payments	1,015
Less effects of discounting	(50)

Present value of future minimum lease payments	$965